Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	51-0068479
Plan number	002
Contributions Corrected Outside Voluntary Fiduciary Correction Program (VFCP)		$ 99,411	$ 141,369	$ 110,383